Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax liabilities
Social security	R$ 2,292	R$ 1,308
Severance indemnity fund (FGTS)	831	315
Federal VAT (PIS/COFINS)	5,275	3,304
Withholding income taxes (IRF/CSRF)	3,286	1,736
Service taxes (ISSQN)	1,430	1,032
Other	2,622	1,203
Total	R$ 15,736	R$ 8,898